Accounting policies - Offsetting of financial instruments - assets (Details) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	$ 374,940	$ 240,943
Net amount of financial assets presented in the balance sheet	374,940	240,943
Impact of Master Netting Agreements	(266,853)	(131,534)
Financial instrument collateral	(65,177)	(82,342)
Cash collateral	(23,052)	(16,759)
Net amount	19,858	10,308
Financial instruments received as collateral	65,177	82,342
Financial derivatives assets
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	304,477	161,003
Net amount of financial assets presented in the balance sheet	304,477	161,003
Impact of Master Netting Agreements	(256,053)	(128,590)
Financial instrument collateral	(5,483)	(5,736)
Cash collateral	(23,052)	(16,759)
Net amount	19,889	9,918
Reverse repurchase agreements
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	70,356	79,927
Net amount of financial assets presented in the balance sheet	70,356	79,927
Impact of Master Netting Agreements	(10,800)	(2,944)
Financial instrument collateral	(59,557)	(76,592)
Net amount	(1)	391
Equity instruments.
Financial assets offset in the consolidated balance sheets
Gross amount of financial assets	107	13
Net amount of financial assets presented in the balance sheet	107	13
Financial instrument collateral	(137)	(14)
Net amount	(30)	(1)
Financial instruments in connection with securities loans transactions | Equity instruments.
Financial assets offset in the consolidated balance sheets
Financial instruments received as collateral	$ 137	$ 14